Intangible Assets and Goodwill - Schedule of Reconciliation of Changes in Intangible Assets and Goodwill (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	$ 67,851,461
Effect of movements in exchange rates	(152,837)
Ending Balance	64,581,495	$ 67,851,461
Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	164,021,651	17,036,189
Additions through a business acquisition (note 4)	57,376,722	137,199,780
Additions	515,412	181,071
Effect of movements in exchange rates	(591,912)	9,604,611
Ending Balance	221,321,873	164,021,651
Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(96,170,190)	(2,634,965)
Amortization	19,967,678	5,000,910
Impairment loss	35,567,246	85,548,266
Effect of movements in exchange rates	5,035,264	2,986,049
Ending Balance	(156,740,378)	(96,170,190)
Non compete agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	400,000	400,000
Ending Balance	400,000	400,000
Non compete agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(400,000)	(400,000)
Ending Balance	(400,000)	(400,000)
Customer relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	11,520,149
Ending Balance	1,949,220	11,520,149
Customer relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	13,915,276	4,100,000
Additions through a business acquisition (note 4)		9,173,116
Effect of movements in exchange rates		642,160
Ending Balance	13,915,276	13,915,276
Customer relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(2,395,127)	(1,330,771)
Amortization	8,977,462	1,030,433
Effect of movements in exchange rates	593,467	33,923
Ending Balance	(11,966,056)	(2,395,127)
Farmer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	10,160,576
Ending Balance		10,160,576
Farmer Relationships | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	13,063,598
Additions through a business acquisition (note 4)		12,208,918
Effect of movements in exchange rates		854,680
Ending Balance	13,063,598	13,063,598
Farmer Relationships | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(2,903,022)
Amortization	9,200,145	2,745,599
Effect of movements in exchange rates	960,431	157,423
Ending Balance	(13,063,598)	(2,903,022)
Patents | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	360,820	360,820
Ending Balance	360,820	360,820
Patents | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(360,820)	(360,820)
Ending Balance	(360,820)	(360,820)
License agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	3,434,139
Ending Balance	2,211,339	3,434,139
License agreements | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	5,113,098	5,051,643
Additions		61,455
Ending Balance	5,113,098	5,113,098
License agreements | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(1,678,959)	(533,278)
Amortization	1,222,800	1,145,681
Ending Balance	(2,901,759)	(1,678,959)
Website and trademarks
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	115,038
Ending Balance	88,771	115,038
Website and trademarks | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	119,616
Additions		119,616
Ending Balance	119,616	119,616
Website and trademarks | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(4,578)
Amortization	26,267	4,578
Ending Balance	(30,845)	(4,578)
Computer software
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	288,385
Ending Balance	515,413	288,385
Computer software | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	373,100	373,100
Additions	515,412
Ending Balance	888,512	373,100
Computer software | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(84,715)	(10,096)
Amortization	288,384	74,619
Ending Balance	(373,099)	(84,715)
Tradenames
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending Balance	27,842,226
Tradenames | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions through a business acquisition (note 4)	28,386,625
Effect of movements in exchange rates	(292,716)
Ending Balance	28,093,909
Tradenames | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization	252,620
Effect of movements in exchange rates	(937)
Ending Balance	(251,683)
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	25,518,287
Ending Balance	32,606,969	25,518,287
Intangible assets | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	33,345,508	10,285,563
Additions through a business acquisition (note 4)	28,386,625	21,382,034
Additions	515,412	181,071
Effect of movements in exchange rates	(292,716)	1,496,840
Ending Balance	61,954,829	33,345,508
Intangible assets | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(7,827,221)	(2,634,965)
Amortization	19,967,678	5,000,910
Effect of movements in exchange rates	1,552,961	191,346
Ending Balance	(29,347,860)	(7,827,221)
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	42,333,174
Ending Balance	31,974,526	42,333,174
Goodwill | Gross Carrying Amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	130,676,143	6,750,626
Additions through a business acquisition (note 4)	28,990,097	115,817,746
Effect of movements in exchange rates	(299,196)	8,107,771
Ending Balance	159,367,044	130,676,143
Goodwill | Accumulated Depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning Balance	(88,342,969)
Impairment loss	35,567,246	85,548,266
Effect of movements in exchange rates	3,482,303	2,794,703
Ending Balance	$ (127,392,518)	$ (88,342,969)